UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period:3/31/09

Item 1.  Reports to Stockholders.

IPO PLUS AFTERMARKET FUND

2009 Semi-Annual Report

March 31, 2009

Renaissance Capital Corporation

The IPO Experts

THE IPO PLUS

AFTERMARKET FUND

……………………………………………………………………………………………………

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1-888-IPO-FUND

(1-888-476-3863)

IPOs for Everyone

 .

Renaissance Capital—The IPO Expert

Dear Fellow Shareholders:

For the six months ended March 31, 2009, the IPO Plus Fund’s total return was -16.79%, compared with -30.54 for the S&P 500 and -37.17% for the Russell 2000 Index.*  This relative outperformance was due to a defensive strategy of high cash levels and a focus on economically defensive stocks.

During the period, IPO activity was at its lowest level since the 1970s, with only two U.S. IPOs.  Yet, both Mead Johnson, the pediatric nutrition spinoff from Bristol-Myers Squibb, and Grand Canyon Education, an online provider of post-secondary educational courses, performed well.

Beginning in the second half of the year, the IPO Fund moved to a defensive position, raising cash and holding economically resistant companies.  During the last six months, the IPO Fund invested the cash in stable growth companies such as education providers, healthcare innovators and consumer staples.  As the tone of the market improved, the IPO Fund began investing in more cyclical companies, such as retail, restaurants and technology companies

Over the near term, we believe that the IPO market is poised for a gradual increase in activity that will precede improvement in the overall economy and will accelerate as economic data confirms the end of the recession.

Sincerely,

IPO Plus Aftermarket Fund

May 27, 2009

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate. Investor shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares.  The IPO Fund made no distributions during the period under review.  The Fund's prospectus contains more complete information, including fees, expenses and risks involved in investing in initial public offerings and newly public companies and should be read carefully before investing. The S&P) 500 is a widely recognized index of common stocks.  The Russell 2000 Index is an unmanaged index that measures the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 98% of the investable U.S. equity market.

IPO+
HOLDINGS BY INDUSTRY

	% of		% of
Holdings By Industry	Net Assets	Holdings By Industry	Net Assets

Commercial Services	16.5%	Oil & Gas	6.0%
Environmental Control	3.0%	Retail	12.7%
Healthcare Products	5.9%	Software	5.9%
Healthcare Services	14.5%	Telecommunications	3.0%
Internet	6.8%	Utilities	13.3%
Medical Devices	4.9%	Other/Cash & Equivalents	7.5%
		Total	100.0%

IPO+

PORTFOLIO OF INVESTMENTS

As of March 31, 2009 (Unaudited)

		Shares	Value
	COMMON STOCK - 92.5%
	COMMERCIAL SERVICES - 16.5%
	American Public Education, Inc. *	11,000	$ 462,660
	SAIC, Inc. *	24,000	448,080
	Visa, Inc. Class A	9,000	500,400
			1,411,140
	ENVIRONMENTAL CONTROL - 3.0%
	EnergySolutions, Inc.	30,000	259,500

	HEALTHCARE-PRODUCTS - 5.9%
	Mead Johnson Nutrition Co. *	17,600	508,112

	HEALTHCARE-SERVICES - 14.5%
	athenahealth, Inc. *	15,000	361,650
	Genoptix, Inc. *	15,000	409,200
	IPC The Hospitalist Co., Inc. *	18,000	342,540
	MedAssets, Inc. *	9,100	129,675
			1,243,065
	INTERNET - 6.8%
	Constant Contact, Inc. *	28,200	394,518
	Rackspace Hosting, Inc. *	25,000	187,250
			581,768
	MEDICAL DEVICES - 4.9%
	CardioNet, Inc. *	15,000	420,900

	OIL & GAS - 6.0%
	Concho Resources, Inc. *	20,000	511,800

	RETAIL - 12.7%
	Burger King Holdings, Inc.	22,000	504,900
	Chipotle Mexican Grill, Inc. *	5,000	331,900
	J Crew Group, Inc. *	19,000	250,420
			1,087,220
	SOFTWARE - 5.9%
	MSCI, Inc. *	15,000	253,650
	Solera Holdings, Inc. *	10,000	247,800
			501,450

	See Notes to Financial Statements

IPO+

PORTFOLIO OF INVESTMENTS

As of March 31, 2009 (Unaudited) (Continued)

		Shares	Value
	TELECOMMUNICATIONS - 3.0%
	Cellcom Israel Ltd.	12,000	$ 255,600

	UTILITIES - 13.3%
	American Water Works Co., Inc.	23,000	442,520
	ITC Holdings Corp.	16,000	697,920
			1,140,440

	TOTAL COMMON STOCK		7,920,995
	(Cost $7,871,970)

	SHORT-TERM INVESTMENTS - 18.9%
	Dreyfus Institutional Reserves Money Fund	811,474	811,474
	Milestone Treasury Obligations Portfolio	811,474	811,474
	TOTAL SHORT-TERM INVESTMENTS		1,622,948
	(Cost $1,622,948)

	TOTAL INVESTMENTS - 111.4% (Cost 9,494,918)		9,543,943
	OTHER LIABILITIES & ASSETS - (11.4%)		(978,326)
	NET ASSETS - 100.0%		8,565,617

*	Non-income producing security.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for Federal income tax purposes is substantially similar.   At March 31, 2009 net unrealized appreciation for all securities was $49,025.   This consists of aggregate gross unrealized appreciation of $522,482 and aggregate gross unrealized depreciation of $473,457

	See Notes to Financial Statements

IPO+

STATEMENT OF ASSETS AND LIABILITIES

As of March 31, 2009 (Unaudited)

Assets
Investment securities
At cost	$ 9,494,918
At value	$ 9,543,943
Receivable for Investments Sold	180,994
Interest Receivable	620
Due From Advisor	12,687
Prepaid Expenses and Other Assets	19,519
Total Assets	9,757,763

Liabilities
Payable for Investments Purchased	1,163,579
Payable for Fund Shares Redeemed	3,104
Payable for Distribution Fees	2,421
Payable for Shareholder Service Fees	1,813
Accrued Expenses and Other Liabilities	21,229
Total Liabilities	1,192,146

Net Assets	$ 8,565,617

Net Assets Consist of:
Paid-in-Capital	$ 82,187,532
Accumulated Net Investment Loss	(63,875)
Accumulated Net Realized Loss on Investments	(73,607,065)
Net Unrealized Appreciation on Investments	49,025

$ 8,565,617

Net Asset Value, Offering and Redemption Price Per Share*
($8,565,617/924,003 shares of beneficial interest,
without par value, unlimited number of shares authorized)	$ 9.27

*The Fund imposes a 2% redemption fee on shares sold, other than those received from the reinvestment of dividends and capital gains, that were held 90 days or fewer.

See Notes to Financial Statements

IPO+

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2009 (Unaudited)

Investment Income
Dividends (net of foreign tax withheld of $1,591)	$ 42,749
Interest	6,335
Total Investment Income	49,084

Expenses
Investment Adviser	67,991
Administration Fees	30,081
Transfer Agent Fees and Expenses	19,457
Professional Fees	18,333
Federal and State Registration	13,808
Distribution Fees	11,332
Shareholder Service Fees	11,332
Shareholder Reports	10,895
Trustees' Fees	6,376
Custody Fees	5,394
Insurance	978
Other Expenses	2,060
Total Expenses	198,037
Less:
Fees Waived by the Adviser	(85,078)
Net Expenses	112,959
Net Investment Income (Loss)	(63,875)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments	(1,395,414)
Net Change in Unrealized Appreciation (Depreciation)
During the Period on Investments	(382,579)

Net Realized and Unrealized Gain (Loss) on Investments	(1,777,993)

Net Decrease in Net Assets Resulting from Operations	$ (1,841,868)

See Notes to Financial Statements

IPO+

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2009	September 30,
	(Unaudited)	2008
Increase (Decrease) in Net Assets
from Operations
Net Investment Loss	$ (63,875)	$ (118,862)
Net Realized Loss on Investments	(1,395,414)	(2,202,367)
Net Change in Unrealized Depreciation
of Investments	(382,579)	(1,793,101)
Net Decrease in Net Assets
Resulting from Operations	(1,841,868)	(4,114,330)

Fund Share Transactions
Proceeds from Shares Sold	142,610	1,494,346
Cost of Shares Redeemed	(808,531)	(4,414,954)
Redemption Fee Proceeds	101	12,746
Net Decrease in Net Assets
from Fund Share Transactions	(665,820)	(2,907,862)

Total Decrease in Net Assets	(2,507,688)	(7,022,192)

Net Assets
Beginning of Year	11,073,305	18,095,497
End of Period *	$ 8,565,617	$ 11,073,305
* Includes Accumulated Net Investment Loss of	$ (63,875)	$ -

Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	14,922	109,606
Number of Shares Redeemed	(84,802)	(317,044)
Net Decrease in Fund Shares	(69,880)	(207,438)

See Notes to Financial Statements

IPO+

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2009		Year Ended September 30,
	(unaudited)		2008	2007	2006	2005		2004
Net Asset Value,
Beginning of Year	$ 11.14		$ 15.06	$ 11.79	$ 12.58	$ 10.55		$ 9.63
Visa, Inc. Class A
Income (Loss) From
Investment Operations
Net Investment Income (Loss)	(0.07)		(0.12)	(0.18)	(0.20)	(0.25)		(0.26)
Net Realized and
Unrealized Gain (Loss)	(1.80)		(3.81)	3.43	(0.60)	2.28		1.17
Total from Investment
Operations	(1.87)		(3.93)	3.25	(0.80)	2.03		0.91

Paid-in-Capital From
Redemption Fees	0.00	*	0.01	0.02	0.01	0.00	*	0.01

Net Asset Value,
End of Year	$ 9.27		$ 11.14	$ 15.06	$ 11.79	$ 12.58		$ 10.55

Total Return (1)	(16.79)%		(26.03)%	27.74%	(6.28)%	19.24%		9.55%

Ratios and
Supplemental Data
Net Assets,
End of Year (000s)	$ 8,566		$ 11,073	$ 18,095	$ 15,761	$ 20,096		$ 19,579
Ratio of Net Expenses
to Average Net Assets (2)	2.50%	(3)	2.50%	2.50%	2.50%	2.50%		2.50%
Ratio of Net Expenses
to Average Net Assets
including dividends on
short sales (2)	2.50%	(3)	2.50%	2.51%	2.51%	2.50%		2.50%
Ratio of Net Investment Income
(Loss) to Average Net Assets (2)	(1.41)%	(3)	(0.83)%	(1.19)%	(1.42)%	(2.00)%		(2.24)%
Ratio of Expense
to Average Net Assets,
excluding waivers (2)	4.38%	(3)	3.47%	3.07%	3.18%	3.27%		3.28%
Ratio of Net Investment Income
(Loss) to Average Net Assets,
excluding waivers (2)	(3.30)%	(3)	(1.79)%	(1.76)%	(2.09)%	(2.77)%		(3.02)%

Portfolio Turnover Rate	67.04%	(4)	429.90%	231.80%	260.25%	158.00%		159.73%

(1)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(2)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(3)	Annualized.
(4)	Not annualized.
*	Per share amount represents less than $0.01 per share.

Notes to Financial Statements

…………………………………………………………………

For the Six Months Ended March 31, 2009 (Unaudited)

The IPO Plus Aftermarket Fund (“IPO+ Fund”) is a series of Renaissance Capital Greenwich Funds (“Renaissance Capital Funds”), a Delaware Trust, operating as a registered, diversified, open-end investment company. Renaissance Capital Funds, organized on February 3, 1997, may issue an unlimited number of shares and classes of the IPO+ Fund.

The investment objective of the IPO+ Fund is to seek capital appreciation by investing in the common stocks of Initial Public Offerings on the offering and in the aftermarket.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are followed by the IPO+ Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results may differ from those estimates.

1. SECURITY VALUATION: Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.   Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund’s Board of Trustees (the “Board”), are valued at fair value using good faith estimates as determined in accordance with the Trust’s “Procedures for Valuing Illiquid Securities and Securities for Which Market Quotations are Not Readily Available or May be Unreliable.”   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the Board, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable.   As of March 31, 2009, the Fund did not hold any securities for which market quotations were not readily available.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective October 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the

Notes to Financial Statements

…………………………………………………………………

For the Six Months Ended March 31, 2009 (Continued) (Unaudited)

assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investment relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	7,920,995
Level 2 - Other Significant Observable Inputs	1,622,948	-
Level 3 - Significant Unobservable Inputs	-	-
Total	9,543,943	-

* Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund did not hold any Level 3 securities during the period.

In March of 2008, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”), which is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how an why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s operation and financial position.  Management is currently evaluating the implications of SFAS 161, which is effective for fiscal years beginning after November 15, 2008.  The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

2. FEDERAL INCOME TAXES: It is the IPO+ Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after June 29, 2007 and is to be applied to all open tax years as of the effective date.  Effective October 1, 2007, the Fund adopted FIN 48.  Management reviewed the tax positions in open tax years 2005 through 2008 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of September 30, 2008, the IPO+ Fund had a federal income tax capital loss carry forward of $69,409,533.  Federal capital loss carry forwards expire as follows: $65,326,226 expiring in 2009, $1,806,048 expiring in 2010, and $2,277,259 expiring in 2011.  To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

As of September 30, 2008 the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	Net unrealized appreciation (depreciation) on investments	Post October loss	Total accumulated earnings (deficit)
$(69,409,533)	$367,808	$(2,738,322)	$(71,780,047)

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.  In addition, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $2,738,322 of such capital loss.

3. DISTRIBUTIONS TO SHAREHOLDERS: The IPO+ Fund will normally distribute substantially all of its net investment income in December. Any realized net capital gains will be distributed annually.  All distributions are recorded on the ex-dividend date.  The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, expiration of unused capital loss carry forwards and differing characterizations of distributions made by the Fund.

Permanent book and tax differences resulted in reclassification for the year ended September 30, 2008 as follows: a decrease in paid-in-capital of $3,699,089 and a decrease in undistributed net investment loss of $118,862 and a decrease in accumulated net realized losses on investments of 3,580,227.

4. OTHER: Security transactions are accounted for on a trade date basis.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.

B. INVESTMENT ADVISER: Under the terms of an Investment Advisory Agreement with Renaissance Capital, LLC, a registered investment adviser, the IPO+ Fund agrees to pay Renaissance Capital, LLC an annual fee equal to 1.50% of the average daily net assets of the IPO+ Fund, payable monthly. Additionally, Renaissance Capital, LLC has voluntarily agreed to defer or waive fees or absorb some or all of the expenses (excluding dividends on short sales) of the IPO+ Fund in order to limit Total Fund Operating Expenses to 2.50%.  During the six months ended March 31, 2009, Renaissance Capital, LLC deferred fees of $85,078.

These deferrals are subject to later recapture by Renaissance Capital for a period of three years.  Total deferrals subject to recapture by Renaissance Capital are $366,266.  These deferrals will expire as follows: $124,667 expiring in 2009, $102,525 expiring in 2010 and $139,074 expiring in 2011.

C. FUND ADMINISTRATION: Under an Administration and Fund Accounting Agreement (the “Administration Agreement”), the Administrator generally supervises certain operations of the IPO+ Fund, subject to the over-all authority of the Board of Trustees.  For its services, the Administrator receives a fee computed daily at an annual rate based on average daily net assets of the IPO+ Fund, subject to an annual minimum plus out of pocket expenses.

D. SHAREHOLDER SERVICES: The IPO+ Fund has adopted a Distribution and Shareholder Services Plan (“the Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the IPO+ Fund, as determined from time to time by the Board of Trustees, to pay up to 0.50% of the IPO+ Fund’s average daily net assets for distribution and shareholder servicing.

The total annual fee for distribution of the IPO+ Fund’s shares, which is payable monthly, will not exceed 0.25% of the average daily net asset value of shares invested in the IPO+ Fund by customers of the broker-dealers or distributors.

Each shareholder servicing agent receives an annual fee, which is payable monthly up to 0.25% of the average daily net assets of shares of the IPO+ Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

To discourage short-term investing and recover certain administrative, transfer agency, shareholder servicing and other costs associated with such short-term investing, the IPO+ Fund charges a 2% fee on such redemptions of shares held less than 90 days.  Such fees amounted to $101 for the six months ended March 31, 2009.

E. TRUSTEES' FEES: Trustees’ fees are $4,000 per year plus $500 for each meeting attended per Trustee.

F. PURCHASES AND SALES: For the six months ended March 31, 2009, the IPO+ Fund made purchases with a cost of $7,682,350 and sales with proceeds of $4,603,667 of investment securities other than long-term U.S. Government and short-term securities.

G. SHORT SALES AND SEGREGATED CASH: Short sales are transactions in which the IPO+ Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the IPO+ Fund must borrow the security to deliver to the buyer upon the short sale; the IPO+ Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The IPO+ Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the IPO+ Fund replaces the borrowed security.  The IPO+ Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized.  The IPO+ Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions.  Typically, the segregated cash with brokers and other financial institutions exceeds the minimum requirements.

The IPO+ Fund may also sell short “against the box” (i.e. the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short).

If the IPO+ Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the IPO+ Fund as collateral while the short sale is outstanding.

H. OTHER: Investing in Initial Public Offerings entails special risks, including limited operating history of the companies, unseasoned trading, high portfolio turnover and limited liquidity.

OBTAINING ADDITIONAL INFORMATION (Unaudited)

……………………………………………………………………………………………………

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30, 2008 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-476-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st and 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-476-3863.

Supplemental Information

……………………………………………………………………………………………………

March 31, 2009

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on November 14, 2008, the Board, including the disinterested Trustees (the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Agreement”) between Renaissance Capital (the “Adviser”) and Renaissance Capital Funds on behalf of the IPO+ Fund.

The Independent Trustees were provided with counsel’s Gartenberg memorandum describing their obligations in approving the annual continuance of the Agreement and met with counsel in executive session to discuss the information provided by the Adviser including, the information that had been provided by the Adviser in advance of the Meeting.  The Independent Trustees discussed with counsel their responsibilities in acting in the best interests of the Fund’s shareholders when considering the continuance of the Agreement with the Adviser.  Counsel advised the Independent Trustees to examine a report provided by the Adviser comparing advisory fees paid by a universe of similar, no-load equity funds and to consider such advisory fee information in light of the Fund’s performance history.

The Board, including the Independent Trustees, considered:  (1) the nature, extent and quality of services to be provided by the Adviser; (2) the investment performance of the IPO+ Fund and the Adviser; (3) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; (4) the extent to which economies of scale will be realized as the IPO+ Fund grows; and (5) whether the fee levels reflect these economies of scale for the benefit of investors.

With respect to cost of services provided and profitability, it was noted that the advisory fee charged by the Adviser is comparable to that of other investment advisers ..  With respect to the extent and quality of services provided by the Adviser, there was a discussion regarding the Adviser’s performance, including the industry experience and education of the Adviser’s management and its commitment to the Fund and its Shareholders. ..  The Board, including the Independent Trustees, concluded that, based on their collective business judgment, the most appropriate course of action in the best interests of the IPO+ Fund’s shareholders would be to approve continuance of the Agreement.

Supplemental Information

………………………………………………………………………………

March 31, 2009 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or redemption fees on shares sold that were held 90 days or fewer.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from October 1, 2008 through March 31, 2009.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (10/1/08)	Ending Account Value (3/31/09)	Expenses Paid During Period* (10/1/08-3/31/09)
Actual	$1,000.00	$832.10	$11.42
Hypothetical (5% return before expenses)	1,000.00	1,012.47	12.54

* Expenses are equal to the Fund’s annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the days in the reporting period).

THE IPO PLUS

AFTERMARKET FUND

BECOME AN IPO EXPERT!

The IPO Home section of the Renaissance Capital website is the leading online destination for up-to-date information on Initial Public Offerings.  At IPO Home, you will have free access to additional information designed to make you a well-informed IPO investor. This includes:

*

IPO Calendars and Pricings

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Commentary

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IPO PLUS AFTERMARKET FUND

NASDAQ Symbol: IPOSX

ADDING TO YOUR ACCOUNT IS SIMPLE!

To make an additional investment in your IPO Plus Fund account, complete the form below, detach and mail it with your check payable to the IPO Plus Fund:

Name on Account: ________________________________

IPO Plus Fund Account Number: ____________________

Amount: ____________________

Mail to: The IPO Plus Fund ● 4020 South 14th Street, Suite 2

Omaha, NE  68137

Questions? Call us toll-free 1-888-476-3863

www.RenaissanceCapital.com

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Renaissance Capital Greenwich Funds

By (Signature and Title)

*

/s/ William K. Smith

William K. Smith, President

Date

6/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ William K. Smith

William K. Smith, President

Date

6/9/09

By (Signature and Title)

*

s/ Kathleen S. Smith

Kathleen S. Smith, Treasurer

Date

6/9/09

* Print the name and title of each signing officer under his or her signature.